Debt	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Debt

NOTE 16.	DEBT
The
Ley de
Ingresos
de la
Federaci
ó
n
(“Federal Income Law”) applicable to PEMEX as of January 1, 2020, published in the Official Gazette of the Federation on November 25, 2019, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 10,000,000 and an external net debt up to U.S. $1,250,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 34,875,000, equivalent to U.S. $1,851,000) does not exceed the ceiling established by the Federal Income Law.
The Board of Directors approves the global financing proposal of public debt of Petróleos Mexicanos in order to incorporate it into the Federal Income Law for the fiscal year 2020, in accordance with the Petróleos Mexicanos Law and the
Reglamento de la Ley de Petróleos Mexicanos
(Regulations to the Petróleos Mexicanos Law).
During the period from January 1 to December 31, 2020, PEMEX participated in the following financing activities:

•	On January 21, 2020 Petróleos Mexicanos increased its Medium-Term Notes Program from U.S. $102,000,000 to U.S. $112,000,000.

•	On January 28, 2020, Petróleos Mexicanos issued U.S. $5,000,000 of debt securities under its U.S. $112,000,000 Medium-Term Notes Program, Series C, in two tranches:

•	(1) U.S. $2,500,000 5.950% Notes due 2031

•	(2) U.S. $2,500,000 6.950% Notes due 2060
All debt securities under this program are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

•	On January 30, 2020, Petróleos Mexicanos repurchased a total of U.S. $61,992 notes due 2020.

•	On February 6, 2020, Petróleos Mexicanos consummated the early settlement of its waterfall exchange offer pursuant to which it exchanged:

A)	a total of U.S. $1,252,303 of notes and bonds with maturity dates between 2021 and 2026 as follows:

•	(1) U.S. $264,752 aggregate principal amount of its outstanding 5.500% Notes due 2021,

•	(2) U.S. $171,662 aggregate principal amount of its outstanding 6.375% Bonds due 2021,

•	(3) U.S. $148,535 aggregate principal amount of its outstanding 4.875% Notes due 2022,

•	(4) U.S. $63,854 aggregate principal amount of its outstanding Floating Rate Notes due 2022,

•	(5) U.S. $157,487 aggregate principal amount of its outstanding 5.375% Notes due 2022,

•	(6) U.S. $216,727 aggregate principal amount of its outstanding 3.500% Notes due 2023,

•	(7) U.S. $117,333 aggregate principal amount of its outstanding 4.625% Notes due 2023 and

•	(8) U.S. $111,953 aggregate principal amount of its outstanding 4.500 % Notes due 2026, for U.S. $1,300,000 aggregate principal amount of its new 5.950% Notes due 2031.

B)	a total of U.S. $1,374,426 of notes and bonds with maturity dates between 2044 and 2048 as follows:

•	(1) U.S. $179,332 aggregate principal amount of its outstanding 5.500% Notes due 2044,

•	(2) U.S. $750,969 aggregate principal amount of its outstanding 5.625% Bonds due 2046 and

•	(3) U.S. $444,125 aggregate principal amount of its outstanding 6.350% Notes due 2048, for U.S. $1,300,000 aggregate principal amount of its new 6.950% Bonds due 2060.
The 5.950% Notes due 2031 and 6.950% Bonds due 2060 are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees and represent reopenings of the 5.950% Notes due 2031 and 6.950% Bonds due 2060, respectively, originally issued on January 29, 2020.

•	On May 26, 2020, Petróleos Mexicanos partially renewed a credit line of U.S. $400,000 maturing on May 2020 for U.S. $200,000 maturing in 2021 linked to three-month LIBOR plus 350 basis points.

•	On August 24, 2020, Petróleos Mexicanos entered into a U.S. $150,000 term loan due August 2022, which bears interest at a floating rate linked to three-month LIBOR plus 425 basis points.

•	On October 16, 2020, Petróleos Mexicanos issued U.S. $1,500,000 of its 6.875% Notes due October 2025 under its U.S. $112,000,000 Medium Term Notes Program, Series C.

•
On November 20, 2020, Petróleos Mexicanos monetized the Government Bonds by entering into a three-year financial arrangement to raise Ps. 95,597,610 at a rate of 8.56275% per annum, with a maturity of November 24, 2023. Petróleos Mexicanos retains the economic rights of the New Government Bonds, accordingly Petróleos Mexicanos accounts for them as restricted assets and recognizes debt for this transaction. (See Note
15-B)

•
On December 7, 2020, PMI Trading, as borrower, and Petróleos Mexicanos, as guarantor, entered into a U.S. $1,500,000 revolving credit facility maturing in 2023, which bears interest at a floating rate linked to LIBOR plus 300 to 475 basis points.

•
On December 15, 2020, PEMEX implemented a financial factoring transaction to support its suppliers for an amount of Ps. 4,067,650 for 180 days at the
Tasa de Interés Interbancaria de Equilibrio
(“TIIE”) or for 91 days at a rate of 172 to 247 basis points.

Petróleos Mexicanos renewed and restructured one of its liquidity management lines for which it entered into a new revolving credit contract with a banking union. This new line was made available to PMI Trading, with Petróleos Mexicanos’ corporate guarantee to meet its financial needs and strengthen PEMEX’s liquidity.
As of December 31, 2020, Petróleos Mexicanos and PMI Trading (previously managed by HHS) had U.S. $7,700,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which U.S. $1,900,000 and Ps. 37,000,000 are available.
All of the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective sucessors and assignees.

On December 1, 2020, credit lines operated by HHS were transferred to PMI Trading. From January 1 to December 31, 2020, PMI Trading obtained U.S. $28,489,000 from its revolving credit line and repaid U.S. $27,657,935. As of December 31, 2019, the outstanding amount under this revolving credit line was U.S. $1,556,000. As of December 31, 2020, the outstanding amount under this revolving credit line was U.S. $2,387,065.
The Federal Income Law applicable to PEMEX as of January 1, 2019, published in the Official Gazette of the Federation on December 28, 2018, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 4,350,000 and an external net debt up to U.S. $5,422,500. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 112,000,000 equivalent to U.S. $5,640,000) does not exceed the ceiling established by the Federal Income Law.
The Board of Directors approves the global financing proposal of public debt of Petróleos Mexicanos in order to incorporate it into the Federal Income Law for the fiscal year 2019, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law).
During the period from January 1 to December 31, 2019, PEMEX participated in the following financing activities:

•	On June 28, 2019, Petróleos Mexicanos entered into a U.S. $5,500,000 revolving credit facility due 2024 and a U.S. $2,500,000 term loan facility due 2024.

•	On July 29, 2019, Petróleos Mexicanos entered into a credit line by Export Credit Agency in the amount of U.S. $206,901 which bears interest at a rate linked to six-month LIBOR due 2028.

•	From September to October 2019, Petróleos Mexicanos conducted financing and liability management transactions pursuant to which

•
On September 23, 2019, Petróleos Mexicanos issued the following debt securities under its U.S. $102,000,000 Medium-Term Notes Program, Series C: (1) U.S. $1,250,000 6.490% Notes due 2027; (2) U.S. $3,250,000 6.840% Notes due 2030; and (3) U.S. $3,000,000 7.690% Bonds due 2050. All debt securities under this program are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

•	On September 23, 2019, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased

(1)	U.S. $491,803 aggregate principal amount of its outstanding 6.000% Notes due 2020;

(2)	U.S. $242,511 aggregate principal amount of its outstanding 3.500% Notes due 2020;

(3)	U.S. $1,897,615 aggregate principal amount of its outstanding 5.500% Notes due 2021;

(4)	U.S. $883,977 aggregate principal amount of its outstanding 6.375% Notes due 2021;

(5)	U.S. $17,316 aggregate principal amount of its outstanding 8.625% Bonds due 2022;

(6)	U.S. $96,970 aggregate principal amount of its outstanding Floating Rate Notes due 2022;

(7)	U.S. $235,177 aggregate principal amount of its outstanding 5.375% Notes due 2022;

(8)	U.S. $361,601 aggregate principal amount of its outstanding 4.875% Notes due 2022;

(9)	U.S. $344,853 aggregate principal amount of its outstanding 3.500% Notes due 2023; and

(10)	U.S. $433,946 aggregate principal amount of its outstanding 4.625% Notes due 2023.

•	On September 27, 2019, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged

(1)	U.S. $940,618 aggregate principal amount of its outstanding 4.875% Notes due 2022,

(2)	U.S. $53,310 aggregate principal amount of its outstanding 8.625% Bonds due 2022,

(3)	U.S. $334,442 aggregate principal amount of its outstanding Floating Rate Notes due 2022,

(4)	U.S. $654,668 aggregate principal amount of its outstanding 5.375% Notes due 2022,

(5)	U.S. $389,985 aggregate principal amount of its outstanding 3.500% Notes due 2023,

(6)	U.S. $612,735 aggregate principal amount of its outstanding 4.625% Notes due 2023,

(7)	U.S. $58,982 aggregate principal amount of its outstanding 8.625% Guaranteed Bonds due 2023,

(8)	U.S. $466,787 aggregate principal amount of its outstanding 4.875% Notes due 2024,

(9)	U.S. $208,769 aggregate principal amount of its outstanding 4.250% Notes due 2025,

(10)	U.S. $1,439,479 aggregate principal amount of its outstanding 6.500% Bonds due 2041,

(11)	U.S. $730,486 aggregate principal amount of its outstanding 5.500% Bonds due 2044,

(12)	U.S. $1,439,519 aggregate principal amount of its outstanding 6.375% Bonds due 2045 and

(13)	U.S. $277,215 aggregate principal amount of its outstanding 5.625% Bonds due 2046 for U.S. $1,102,232 aggregate principal amount of its new 6.490% Notes due 2027, U.S. $1,163,586 aggregate principal amount of its new 6.840% Notes due 2030 and U.S. $5,065,788 aggregate principal amount of its new 7.690% Bonds due 2050.

•	On October 11, 2019, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged

(1)	U.S. $7,698 aggregate principal amount of its outstanding 4.875% Notes due 2022,

(2)	U.S. $10 aggregate principal amount of its outstanding 8.625% Bonds due 2022,

(3)	U.S. $120 aggregate principal amount of its outstanding Floating Rate Notes due 2022,

(4)	U.S. $500 aggregate principal amount of its outstanding 5.375% Notes due 2022,

(5)	U.S. $4,247 aggregate principal amount of its outstanding 3.500% Notes due 2023,

(6)	U.S. $3,050 aggregate principal amount of its outstanding 4.625% Notes due 2023,

(7)	U.S. $20 aggregate principal amount of its outstanding 8.625% Guaranteed Bonds due 2023,

(8)	U.S. $595 aggregate principal amount of its outstanding 4.875% Notes due 2024 and

(9)	U.S. $273 aggregate principal amount of its outstanding 4.250% Notes due 2025 for U.S. $8,198 aggregate principal amount of its new 6.490% Notes due 2027, U.S. $7,245 aggregate principal amount of its new 6.840% Notes due 2030 and U.S. $617 aggregate principal amount of its new 7.690% Bonds due 2050.

•	On November 14, 2019, Petróleos Mexicanos entered into a Ps. 28,000,000 syndicated revolving credit line due in 2022.

•
On December 23, 2019, Petróleos Mexicanos issued Ps. 5,100,368 aggregate principal amount of Certificados Bursatiles due 2024 at a rate linked to the TIIE plus 1%. These Certificados Bursatiles were issued under Petróleos Mexicanos’ Ps. 100,000,000 or
Unidades de Inversi
ó
n
(“UDI”) equivalent Certificados Bursátiles Program.

As of December 31, 2019, Petróleos Mexicanos had U.S. $7,450,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which U.S. $6,780,000 and Ps. 16,000,000 are available.
All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services (until July 1, when merged, see Note 1) and Pemex Logistics.
From January 1 to December 31, 2019, HHS obtained U.S. $22,456,000 from its revolving credit line and repaid U.S. $21,600,000. As of December 31, 2018, the outstanding amount under this revolving credit line was U.S. $700,000. As of December 31, 2019, the outstanding amount under this revolving credit line was U.S. $1,556,000.
Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:

•	The sale of substantial assets essential for the continued operations of its business.

•	The incurrence of liens against its assets.

•	Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.
As of December 31, 2020 and 2019 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.

As of December 31, 2020 and 2019, debt was as follows:

2020
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	1,290,409,906	U.S. $	64,686,416
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	34,345,097		1,721,671
Direct loans	Fixed to 5.25% and LIBOR plus 1.75% to 4.25%	Various to 2031	28,275,087		1,417,390
Syndicated loans	LIBOR plus 2.35%	Various to 2024	49,871,676		2,499,996
Bank loans	LIBOR plus 3.50% to 5.28%	Various to 2023	1,170,542		58,678
Revolving credit lines	LIBOR plus 2.00% to 3.75% and Fed effective plus 1.30%	2021	119,110,538		5,970,842
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,131,267		1,410,180
Total financing in U.S. dollars			1,551,314,113	U.S. $	77,765,173

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	307,867,094		€12,614,815
Direct loans	Fixed to 5.11%	Various to 2023	12,202,600		500,000

Total financing in Euros			320,069,694		€13,114,815

Japanese yen:
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	21,243,790		¥109,900,621

Pesos
Certificados bursátiles	TIIE plus 1.00%, and fixed at 7.19% to 7.65%	Various to 2026	113,253,512
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 4.1%	Various to 2029	19,061,275
Plus Factoring	TIIE plus 1.25% to 2.0%	In 2021	4,067,650
Syndicated loans	TIIE plus 0.95%	Various to 2025	19,740,035
Monetization of Mexican Government Bonds	Fixed at 8.56275%	Various to 2023	95,597,610
Total financing in pesos			251,720,082
UDIs
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	37,346,014
Other currencies:
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	33,355,569
Total principal in pesos (2)			2,215,049,262
Plus: accrued interest			42,656,852
Notes payable to contractors (3)			1,021,203

Total principal and interest			2,258,727,317
Less: short-term maturities			347,755,237
Current portion of notes payable to contractors (3)			685,178
Accrued interest			42,656,852

Total short-term debt and current portion of long-term debt			391,097,267

Long-term debt			1,867,630,050

2019
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2050	1,118,518,559	U.S. $	59,352,968
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	41,154,129		2,183,799
Direct loans	Fixed from 2.50% to 5.25% and LIBOR plus 1.65% to 3.50%	Various to 2031	62,698,930		3,327,050
Syndicated loans	LIBOR plus 2.35%	Various to 2024	47,107,647		2,499,716
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023	1,862,411		98,827
Revolving credit lines	LIBOR plus 1.85%	2020	12,626,284		670,000
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,143,335		1,493,395
Total financing in U.S. dollars			1,312,111,295	U.S. $	69,625,755

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	293,984,741		€13,897,557
Direct loans	Fixed to 5.11% and EURIBOR plus 2.5%	Various to 2023	11,561,660		546,554

Total financing in Euros			305,546,401		€14,444,111

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026	30,148,292		¥173,865,582

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE (1) plus 0.15% to 1.00%, and fixed at 7.19% to 9.1%	Various to 2026	133,409,581
Direct loans	Fixed at 6.55% and 7.01% and TIIE plus 0.85% to 4.01%	Various to 2029	38,558,166
Syndicated loans	TIIE plus 0.95%	Various to 2025	24,270,589
Revolving credit lines	TIIE plus 1.50% and 1.95%	Various to 2020	21,000,000

Total financing in pesos			217,238,336
UDIs
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	41,388,521

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025	41,553,990

Total principal in pesos (2)			1,947,986,835
Plus: accrued interest			33,146,807
Notes payable to contractors (3)			2,040,446

Total principal and interest			1,983,174,088
Less: short-term maturities			210,530,524
Current portion of notes payable to contractors (3)			1,246,854
Accrued interest			33,146,807

Total short-term debt and current portion of long-term debt			244,924,185

Long-term debt			1,738,249,903

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2020 and 2019, which includes short and long-term debt:

	2020 (i)		2019 (i)
Changes in total debt:
At the beginning of the year	Ps.	1,983,174,088	Ps.	2,082,286,116
Transfers to lease liabilities		—		(6,053,280)
Loans obtained - financing institutions		1,292,197,518		1,167,834,946
Debt payments		(1,151,962,147)		(1,185,042,283)
Accrued interest (ii)		144,207,950		128,061,187
Interest paid		(130,989,150)		(127,945,203)
Foreign exchange		122,099,058		(75,967,395)

At the end of the year	Ps.	2,258,727,317	Ps.	1,983,174,088

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)
For 2020 and 2019, includes Ps. 1,555,266 and Ps. (1,476,826), respectively, of income (expenses) consisting of Ps. 1,868,501 and Ps. (958,142), respectively, of expenses and discounts related to issuance of debt and Ps. (313,275) and Ps. (518,684), respectively, of fees to the issuance of debt.

	2021	2022	2023	2024	2025	2026 and thereafter	Total

Maturity of the total principal outstanding and accrued interest as of December 31, 2020, for each of the years ending December 31.	391,097,267	117,932,866	131,155,018	181,061,085	114,228,026	1,323,253,055	2,258,727,317

(1)
As of December 31, 2020 and 2019, interest rates were as follows: 3 month LIBOR of 0.23838% and 1.90838%, respectively; 6 month LIBOR of 0.25763% and 1.91213%, respectively; TIIE rate of 4.4842% and 7.5555%, respectively, for 28 days; TIIE rate of 4.4660% and 7.4465%, respectively, for 91 days.

(2)	Includes financing from foreign banks of Ps. 1,992,963,415 and Ps. 1,648,779,936, as of December 31, 2020 and 2019, respectively.

(3)	The total amounts of notes payable to contractors as of December 31, 2020 and 2019, current and long-term, are as follows:

	2020		2019

Total notes payable to contractors (a) (b)	Ps.	1,021,204	Ps.	2,040,446
Less: current portion of notes payable to contractors		685,179		1,246,854

Notes payable to contractors (long-term)	Ps.	336,025	Ps.	793,592

(a)
PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2020 and 2019, PEMEX had an outstanding amount payable of Ps. 81,364 and Ps. 755,860, respectively.

(b)
During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2020 and 2019, the outstanding balances owed to the contractor were Ps. 939,839 (U.S. $47,112) and Ps. 1,284,587 (U.S. $68,165), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Amount

2021	33,005
2022	17,265

Less accrued interest	3,158
Total	47,112

(4)	As of December 31, 2020 and 2019, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2020		2019

U.S. dollar	Ps.	19.9487	Ps.	18.8452
Japanese yen		0.1933		0.1734
Pounds sterling		27.2579		24.9586
Euro		24.4052		21.1537
Swiss francs		22.5720		19.4596